DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSITS FOR NON-CURRENT ASSETS
15.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Deposits for purchase of property, plant and equipment*	15,307	4,731	752
Deposit for acquisition of Wei Rui Li	22,200	—	—

	37,507	4,731	752

*	Represents interest-free non-refundable partial payments to equipment suppliers associated with contracts the Group entered into for the future scheduled purchases of equipment. The remaining contractual obligations associated with these purchase contracts were RMB3,408,000 and RMB12,946,000 (US$2,057,000) as of December 31, 2010 and 2011, respectively, and is included in the amount disclosed as purchase commitments in note 24. The risk of loss arising from non-performance by or bankruptcy of the equipment suppliers is assessed prior to making a progress payment and subsequently. To date, the Group has not experienced any loss on deposits to the equipment suppliers.